Other Current Assets (Details) - CAD ($) $ in Millions	Feb. 28, 2021	Aug. 31, 2020
Other Current Assets [Abstract]
Prepaid expenses	$ 93	$ 89
Deferred commission costs	63	61
Wireless handset receivables	153	127
Other current assets	$ 309	$ 277